The Gabelli Global Utility & Income Trust
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 95.4%
ENERGY AND UTILITIES  — 51.4%
Alternative Energy  — 1.5%
Non U.S. Companies
1,950 Brookfield Renewable Corp., Cl. A ........ $ 47,911
8,000 Vestas Wind Systems A/S† .............. 223,320
U.S. Companies
35,650 NextEra Energy Partners LP ............. 1,072,352
7,500 Ormat Technologies Inc. ................ 496,425
400 SolarEdge Technologies Inc.† ............ 28,392
1,868,400
Diversified Industrial  — 2.9%
Non U.S. Companies
22,000 Bouygues SA .......................... 897,884
19,800 Jardine Matheson Holdings Ltd. ......... 738,540
U.S. Companies
250 Chart Industries Inc.† ................... 41,180
31,000 Flowserve Corp. ........................ 1,416,080
3,000 General Electric Co. ..................... 526,590
4,500 Mueller Water Products Inc., Cl. A ........ 72,405
3,692,679
Electric Transmission and Distribution  — 3.1%
Non U.S. Companies
9,000 Algonquin Power & Utilities Corp. ........ 56,875
1,300 Boralex Inc., Cl. A ...................... 27,468
28,000 Enel Chile SA, ADR ..................... 85,400
11,200 Fortis Inc. ............................. 442,526
650 Fortis Inc., New York .................... 25,682
9,600 Landis+Gyr Group AG ................... 737,151
1,100 Orsted AS† ............................ 61,158
18,000 Redeia Corp. SA ........................ 306,922
U.S. Companies
500 CenterPoint Energy Inc. ................. 14,245
1,500 Consolidated Edison Inc. ................ 136,215
700 Sempra ............................... 50,281
33,000 Twin Disc Inc. .......................... 545,490
5,500 Unitil Corp. ............................ 287,925
14,500 WEC Energy Group Inc. ................. 1,190,740
3,968,078
Energy and Utilities: Integrated  — 26.4%
Non U.S. Companies
140,000 A2A SpA .............................. 252,764
10,000 Chubu Electric Power Co. Inc. ........... 130,433
152,000 Datang International Power Generation Co.
Ltd., Cl. H ........................... 26,606
2,000 E.ON SE ............................... 27,802
14,000 E.ON SE, ADR .......................... 195,440
17,615 EDP - Energias de Portugal SA ........... 68,604
9,000 EDP - Energias de Portugal SA, ADR ..... 352,890
Shares
Market
Value
15,000 Electric Power Development Co. Ltd. ..... $ 245,690
36,500 Emera Inc. ............................. 1,284,526
10,000 Endesa SA ............................. 185,184
157,000 Enel SpA .............................. 1,036,433
4,000 Eni SpA ............................... 63,212
7,000 Eni SpA, ADR .......................... 222,040
230,000 Hera SpA .............................. 810,410
16,000 Hokkaido Electric Power Co. Inc. ......... 87,124
23,000 Hokuriku Electric Power Co. ............. 121,685
560,000 Huaneng Power International Inc., Cl. H† . 329,837
214,600 Iberdrola SA ........................... 2,661,336
36,000 Korea Electric Power Corp., ADR† ........ 299,880
23,000 Kyushu Electric Power Co. Inc. .......... 205,873
12,000 Shikoku Electric Power Co. Inc. .......... 93,500
10,000 The Chugoku Electric Power Co. Inc. ..... 75,175
14,000 The Kansai Electric Power Co. Inc. ....... 198,745
10,000 Tohoku Electric Power Co. Inc. ........... 78,148
2,000 Verbund AG ............................ 146,184
U.S. Companies
1,500 ALLETE Inc. ........................... 89,460
600 Alliant Energy Corp. .................... 30,240
18,000 Ameren Corp. .......................... 1,331,280
22,700 American Electric Power Co. Inc. ......... 1,954,470
19,200 Avangrid Inc. .......................... 699,648
21,500 Avista Corp. ........................... 752,930
200 Badger Meter Inc. ...................... 32,362
600 Black Hills Corp. ........................ 32,760
500 CMS Energy Corp. ...................... 30,170
10,000 Dominion Energy Inc. ................... 491,900
1,000 DTE Energy Co. ........................ 112,140
10,600 Duke Energy Corp. ..................... 1,025,126
500 Entergy Corp. .......................... 52,840
2,000 Eos Energy Enterprises Inc.† ............ 2,060
17,000 Evergy Inc. ............................ 907,460
20,100 Eversource Energy ...................... 1,201,377
380,000 Gulf Coast Ultra Deep Royalty Trust ...... 4,494
16,500 Hawaiian Electric Industries Inc. ......... 185,955
7,500 MGE Energy Inc. ....................... 590,400
21,080 NextEra Energy Inc. ..................... 1,347,223
36,000 NiSource Inc. .......................... 995,760
11,000 Northwestern Energy Group Inc. ......... 560,230
34,000 OGE Energy Corp. ...................... 1,166,200
12,000 Otter Tail Corp. ......................... 1,036,800
14,500 PG&E Corp. ............................ 243,020
14,000 Pinnacle West Capital Corp. ............. 1,046,220
25,000 PNM Resources Inc. .................... 941,000
40,000 Portland General Electric Co. ............ 1,680,000
9,900 PPL Corp. ............................. 272,547
15,000 Public Service Enterprise Group Inc. ..... 1,001,700
120,000 The AES Corp. ......................... 2,151,600
18,800 The Southern Co. ....................... 1,348,712

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Energy and Utilities: Integrated (Continued)
U.S. Companies (Continued)
18,500 Xcel Energy Inc. ........................ $ 994,375
33,511,980
Environmental Services  — 0.4%
Non U.S. Companies
2,500 Cia de Saneamento Basico do Estado de
Sao Paulo SABESP, ADR .............. 42,075
13,800 Veolia Environnement SA ................ 448,579
U.S. Companies
2,640 SkyWater Technology Inc.† .............. 26,849
517,503
Independent Power Producers and Energy
Traders  — 0.4%
Non U.S. Companies
2,100 Atlantica Sustainable Infrastructure plc ... 38,808
U.S. Companies
2,000 NRG Energy Inc. ....................... 135,380
5,000 Vistra Corp. ............................ 348,250
522,438
Machinery  — 0.1%
Non U.S. Companies
50 Accelleron Industries AG ................ 1,873
1,750 Accelleron Industries AG, ADR ........... 65,887
67,760
Natural Gas Integrated  — 3.7%
Non U.S. Companies
80,000 Snam SpA ............................. 377,684
900 TC Energy Corp. ........................ 36,180
U.S. Companies
500 DT Midstream Inc. ...................... 30,550
32,000 Kinder Morgan Inc. ..................... 586,880
62,000 National Fuel Gas Co. ................... 3,330,640
4,000 ONEOK Inc. ............................ 320,680
4,682,614
Natural Gas Utilities  — 4.0%
Non U.S. Companies
1,000 Engie SA .............................. 16,733
9,500 Engie SA, ADR ......................... 159,790
16,000 Italgas SpA ............................ 93,213
100,000 National Grid plc ....................... 1,345,452
10,500 National Grid plc, ADR .................. 716,310
U.S. Companies
6,000 Atmos Energy Corp. .................... 713,220
1,500 Chesapeake Utilities Corp. ............... 160,950
Shares
Market
Value
1,000 ONE Gas Inc. .......................... $ 64,530
155 RGC Resources Inc. .................... 3,137
21,500 Southwest Gas Holdings Inc. ............ 1,636,795
2,000 Spire Inc. .............................. 122,740
5,032,870
Natural Resources  — 1.0%
Non U.S. Companies
14,000 Cameco Corp. .......................... 606,480
100 Linde plc .............................. 46,432
U.S. Companies
6,800 APA Corp. ............................. 233,784
2,000 Diamondback Energy Inc. ............... 396,340
1,283,036
Oil  — 1.3%
Non U.S. Companies
14,000 BP plc, ADR ........................... 527,520
10,000 Petroleo Brasileiro SA, ADR ............. 152,100
16,000 PrairieSky Royalty Ltd. .................. 313,373
7,700 Shell plc, ADR ......................... 516,208
U.S. Companies
1,000 ConocoPhillips ......................... 127,280
1,636,481
Services  — 4.8%
Non U.S. Companies
1,000 ABB Ltd. ............................... 46,449
33,000 ABB Ltd., ADR ......................... 1,529,880
23,000 Enbridge Inc. .......................... 832,140
4,000 First Sensor AG ........................ 254,609
U.S. Companies
27,700 AZZ Inc. ............................... 2,141,487
10,000 Dril-Quip Inc.† ......................... 225,300
20,000 Halliburton Co. ......................... 788,400
12,500 MDU Resources Group Inc. ............. 315,000
6,133,265
Water  — 1.8%
Non U.S. Companies
4,700 Consolidated Water Co. Ltd. ............. 137,757
40,000 Fluence Corp. Ltd.† ..................... 4,562
33,000 Severn Trent plc ........................ 1,028,778
35,000 United Utilities Group plc ................ 454,563
U.S. Companies
500 Artesian Resources Corp., Cl. A .......... 18,555
5,000 California Water Service Group .......... 232,400
6,500 Essential Utilities Inc. ................... 240,825
1,000 Middlesex Water Co. .................... 52,500

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Water (Continued)
U.S. Companies (Continued)
1,000 SJW Group ............................ $ 56,590
2,226,530
TOTAL ENERGY AND UTILITIES ....... 65,143,634
..............................................................................
OTHER  — 27.5%
Aerospace  — 0.9%
Non U.S. Companies
100,000 Rolls-Royce Holdings plc† .............. 538,559
U.S. Companies
10,800 AAR Corp.† ............................ 646,596
1,185,155
Automotive  — 2.1%
Non U.S. Companies
350 Ferrari NV ............................. 152,579
85,000 Iveco Group NV† ....................... 1,265,491
34,000 Traton SE .............................. 1,222,941
U.S. Companies
500 General Motors Co. ..................... 22,675
2,663,686
Building and Construction  — 1.0%
Non U.S. Companies
500 Acciona SA ............................ 60,874
1,000 CRH plc ............................... 86,260
1,700 Sika AG ............................... 506,315
U.S. Companies
4,000 Arcosa Inc. ............................ 343,440
200 Herc Holdings Inc. ...................... 33,660
3,000 Knife River Corp.† ...................... 243,240
1,273,789
Business Services  — 0.7%
Non U.S. Companies
48,000 JCDecaux SE† ......................... 932,126
Computer Hardware  — 0.0%
U.S. Companies
300 Dell Technologies Inc., Cl. C ............. 34,233
Computer Software and Services  — 0.5%
Non U.S. Companies
550 Check Point Software Technologies Ltd.† . 90,205
7,500 Prosus NV ............................. 235,257
U.S. Companies
600 Global Payments Inc. ................... 80,196
2,100 Kyndryl Holdings Inc.† .................. 45,696
Shares
Market
Value
3,800 N-able Inc.† ........................... $ 49,666
500 Oracle Corp. ........................... 62,805
3,500 SolarWinds Corp.† ..................... 44,170
607,995
Consumer Products  — 0.3%
Non U.S. Companies
15,000 Essity AB, Cl. B ......................... 356,222
2,200 Salvatore Ferragamo SpA ............... 26,749
382,971
Consumer Services  — 0.6%
U.S. Companies
200 Amazon.com Inc.† ..................... 36,076
23,500 Matthews International Corp., Cl. A ....... 730,380
766,456
Diversified Industrial  — 0.7%
Non U.S. Companies
46,000 Ardagh Group SA† ..................... 204,930
U.S. Companies
500 Corning Inc. ........................... 16,480
100 Roper Technologies Inc. ................ 56,084
22,000 Trinity Industries Inc. ................... 612,700
890,194
Electronics  — 2.4%
Non U.S. Companies
40,000 Kyocera Corp. .......................... 532,039
1,000 Signify NV ............................. 30,833
23,000 Sony Group Corp., ADR ................. 1,972,020
U.S. Companies
1,500 Advanced Micro Devices Inc.† ........... 270,735
800 Axcelis Technologies Inc.† .............. 89,216
2,817 Kimball Electronics Inc.† ................ 60,988
1,000 Proto Labs Inc.† ....................... 35,750
50 Texas Instruments Inc. .................. 8,711
100 Universal Display Corp. ................. 16,845
3,017,137
Entertainment  — 1.1%
Non U.S. Companies
155,000 Grupo Televisa SAB, ADR ............... 496,000
22,876 Manchester United plc, Cl. A† ........... 319,349
41,000 Ollamani SAB† ......................... 74,061
U.S. Companies
16,000 Fox Corp., Cl. B ........................ 457,920
4,500 Warner Bros Discovery Inc.† ............ 39,285
1,386,615
Financial Services  — 5.0%
Non U.S. Companies
1,125 Brookfield Asset Management Ltd., Cl. A .. 47,272

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Financial Services (Continued)
Non U.S. Companies (Continued)
4,500 Brookfield Corp. ........................ $ 188,415
55,000 Commerzbank AG ...................... 755,357
10,500 Janus Henderson Group plc ............. 345,345
8,200 Kinnevik AB, Cl. A† ..................... 92,388
135,000 Orascom Financial Holding SAE† ......... 957
100,000 Resona Holdings Inc. ................... 615,669
30,000 UBS Group AG ......................... 921,600
24,000 UBS Group AG ......................... 738,216
U.S. Companies
7,000 AllianceBernstein Holding LP ............ 243,180
12,000 Bank of America Corp. .................. 455,040
15,500 The Bank of New York Mellon Corp. ...... 893,110
1,000 The Goldman Sachs Group Inc. .......... 417,690
21,000 UGI Corp. .............................. 515,340
2,500 Wells Fargo & Co. ...................... 144,900
6,374,479
Food and Beverage  — 6.0%
Non U.S. Companies
100 Chocoladefabriken Lindt & Spruengli AG .. 1,196,430
30,000 Davide Campari-Milano NV .............. 301,452
7,300 Diageo plc, ADR ........................ 1,085,802
6,000 Fomento Economico Mexicano SAB de CV,
ADR ................................ 781,620
6,000 Heineken NV ........................... 578,307
1,500 Kerry Group plc, Cl. A ................... 130,352
20,000 Kikkoman Corp. ........................ 255,780
48,000 Maple Leaf Foods Inc. .................. 787,036
10,000 Nestlé SA .............................. 1,061,706
2,000 Pernod Ricard SA ...................... 323,547
1,700 Remy Cointreau SA ..................... 171,373
6,000 Yakult Honsha Co. Ltd. .................. 122,553
U.S. Companies
10,000 McCormick & Co. Inc., Non-Voting ....... 768,100
7,564,058
Health Care  — 0.6%
U.S. Companies
29,000 Pfizer Inc. ............................. 804,750
Hotels and Gaming  — 0.7%
Non U.S. Companies
150,000 Genting Singapore Ltd. ................. 98,315
350,000 Mandarin Oriental International Ltd. ...... 544,250
350,000 The Hongkong & Shanghai Hotels Ltd.† .. 266,070
908,635
Shares
Market
Value
Machinery  — 1.8%
Non U.S. Companies
170,000 CNH Industrial NV ...................... $ 2,203,200
Metals and Mining  — 0.5%
U.S. Companies
12,000 Freeport-McMoRan Inc. ................. 564,240
Semiconductors  — 0.1%
U.S. Companies
89 Broadcom Inc. ......................... 117,962
Specialty Chemicals  — 2.1%
Non U.S. Companies
4,500 Axalta Coating Systems Ltd.† ............ 154,755
530 Givaudan SA ........................... 2,360,127
U.S. Companies
300 Air Products and Chemicals Inc. ......... 72,681
1,000 Rogers Corp.† ......................... 118,690
2,706,253
Transportation  — 0.4%
U.S. Companies
4,000 GATX Corp. ............................ 536,120
TOTAL OTHER .................... 34,920,054
..............................................................................
COMMUNICATIONS  — 16.5%
Cable and Satellite  — 3.4%
Non U.S. Companies
13,000 Cogeco Inc. ............................ 546,085
100,000 ITV plc ................................ 93,273
55,000 Liberty Latin America Ltd., Cl. A† ........ 383,350
3,632 Liberty Latin America Ltd., Cl. C† ........ 25,388
1,500 Naspers Ltd., Cl. N ..................... 265,910
43,000 Rogers Communications Inc., Cl. B ....... 1,763,000
U.S. Companies
200 Charter Communications Inc., Cl. A† ..... 58,126
16,000 Comcast Corp., Cl. A .................... 693,600
13,500 EchoStar Corp., Cl. A† .................. 192,375
168 Liberty Broadband Corp., Cl. B† .......... 9,870
87,000 WideOpenWest Inc.† ................... 314,940
4,345,917
Telecommunications  — 10.7%
Non U.S. Companies
37,000 BCE Inc. ............................... 1,257,260
128,000 BT Group plc, Cl. A ..................... 177,145
37,500 Deutsche Telekom AG ................... 910,280
56,000 Deutsche Telekom AG, ADR ............. 1,355,760
17,500 Eurotelesites AG† ...................... 69,761
12,000 Itissalat Al-Maghrib ..................... 117,810

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
Non U.S. Companies (Continued)
465,000 Koninklijke KPN NV ..................... $ 1,738,772
30,000 Liberty Global Ltd., Cl. A† ............... 507,600
44,000 Liberty Global Ltd., Cl. C† ............... 776,160
87,000 Orange Belgium SA† .................... 1,287,758
5,000 Orange SA, ADR ........................ 58,850
27,000 Orascom Investment Holding, GDR†(a) ... 378
60,000 Pharol SGPS SA† ...................... 3,159
16,000 Proximus SA ........................... 129,427
1,100 Swisscom AG .......................... 672,551
2,000 Swisscom AG, ADR ..................... 122,832
200,000 Telecom Italia SpA† ..................... 48,570
15,000 Telefonica Brasil SA, ADR ............... 151,050
225,000 Telefonica Deutschland Holding AG ....... 571,656
80,000 Telefonica SA, ADR ..................... 352,800
70,000 Telekom Austria AG ..................... 585,276
58,000 Telesat Corp.† .......................... 498,800
5,000 TELUS Corp. ........................... 79,990
10,000 VEON Ltd., ADR† ....................... 240,100
U.S. Companies
6,500 AT&T Inc. .............................. 114,400
1,000 Cisco Systems Inc. ..................... 49,910
100 Motorola Solutions Inc. ................. 35,498
4,000 Shenandoah Telecommunications Co. .... 69,480
15,000 Telephone and Data Systems Inc. ........ 240,300
1,000 T-Mobile US Inc. ....................... 163,220
27,000 Verizon Communications Inc. ............ 1,132,920
13,519,473
Wireless Communications  — 2.4%
Non U.S. Companies
3,000 America Movil SAB de CV, ADR .......... 55,980
5,000 Infrastrutture Wireless Italiane SpA ....... 56,802
40,000 Millicom International Cellular SA, SDR† .. 815,396
5,000 SK Telecom Co. Ltd., ADR ............... 107,800
28,000 Turkcell Iletisim Hizmetleri A/S, ADR ..... 145,320
126,000 Vodafone Group plc, ADR ............... 1,121,400
U.S. Companies
7,100 Anterix Inc.† ........................... 238,631
14,000 United States Cellular Corp.† ............ 511,000
1,600 Vimeo Inc.† ............................ 6,544
3,058,873
TOTAL COMMUNICATIONS ........... 20,924,263
..............................................................................
TOTAL COMMON STOCKS ........... 120,987,951
Shares
Market
Value
CLOSED-END FUNDS — 0.0%
10,000 Altaba Inc., Escrow† .................... $ 24,000
..............................................................................
RIGHTS — 0.0%
OTHER  — 0.0%
Health Care  — 0.0%
Non U.S. Companies
17,029 Ipsen SA/Clementia, CVR†(a) ............ 0
..............................................................................
WARRANTS — 0.1%
ENERGY AND UTILITIES  — 0.1%
Natural Resources  — 0.1%
U.S. Companies
1,500 Occidental Petroleum Corp., expire
08/03/27† ........................... 64,650
..............................................................................
OTHER  — 0.0%
Diversified Industrial  — 0.0%
Non U.S. Companies
1,250 SDCL EDGE Acquisition Corp., expire
12/31/28† ........................... 175
..............................................................................
TOTAL WARRANTS ................. 64,825
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 4.5%
$ 5,805,000 U.S. Treasury Bills,
5.240% to 5.330%††, 05/16/24 to
09/05/24 ............................ 5,738,001
..............................................................................
TOTAL INVESTMENTS — 100.0%
(Cost $100,674,524) .................... $ 126,814,777
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 56.2% $ 71,273,944
Europe .............................. 36.3 46,034,005
Japan ............................... 3.7 4,734,433
Asia/Pacific ......................... 1.9 2,411,297
Latin America ....................... 1.6 1,976,043
South Africa ......................... 0.2 265,910
Africa/Middle East ................... 0.1 119,145
Total Investments ................... 100.0% $ 126,814,777